Warrants (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
WarrantLineItems [Line Items]
Gain on change of fair value of warrants	$ 2,024,942
Loss on extinguishment of warrants	$ 285,346
Warrant [Member]
WarrantLineItems [Line Items]
Warrants issued on net basis	1,250,997	5,675,455
Gain on change of fair value of warrants	$ 2,042,942
Loss on extinguishment of warrants	$ 285,346
Shares for converted warrants	19,750	4,892,727
Investor [Member]
WarrantLineItems [Line Items]
Warrants issued on net basis	1,195,220
Placement Agent [Member]
WarrantLineItems [Line Items]
Warrants issued on net basis	55,777
IPO Underwriter [Member]
WarrantLineItems [Line Items]
Warrants issued on net basis		30,000
Convertible Notes Noteholder [Member]
WarrantLineItems [Line Items]
Warrants issued on net basis		5,645,455